Segment Reporting - Schedule of Total Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Revenues [Line Items]
Total revenues	€ 31,559	€ 110,013	€ 107,384
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	38,973	107,416	103,565
North America [Member]
Schedule of Total Revenues [Line Items]
Total revenues	2,454	5,623	4,971
Eliminations [Member]
Schedule of Total Revenues [Line Items]
Total revenues	€ (9,868)	€ (3,026)	€ (1,152)